Income Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income taxes [Abstract]
Reconciliation of Net Tax Provision to Income (Loss) Before Income Tax
The net tax provision differs from that expected by applying the combined federal and provincial tax rates of 27.0% (June 30, 2018 - 26.5%) to income (loss) before income tax for the following reasons:

	2019	2018
	$	$
Income (loss) before tax	(328,231)	77,327
Combined federal and provincial rate	27.0%	26.5%
Expected tax recovery	(88,622)	20,492
Change in estimates from prior year	1,934	(244)
Non-deductible expenses	34,563	13,557
Non-deducible portion of capital gains	(13,350)	(623)
Permanent portion of rate difference on capital items	2,006	(23,751)
Difference in statutory tax rate	(729)	(126)
Effect of change in tax rates	3,845	488
Changes in deferred tax benefits not recognized	30,046	(1,693)
Income tax expense (recovery)	(30,307)	8,100

Movements in Deferred Tax Assets (Liabilities)
Movements in deferred tax assets (liabilities) at June 30, 2019 and 2018 are comprised of the following:

	As of June 30, 2018	Deferred tax assets (liabilities) assumed from acquisition	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	As of June 30, 2019
	$	$	$	$	$	$
Deferred tax assets
Non-capital losses	30,186	10,552	3,565	—	—	44,303
Finance costs	7,888	4,710	(1,053)	—	—	11,545
Investment tax credit	593	—	135	—	—	728
Property, plant and equipment	—	7,835	5,866	—	—	13,701
Derivatives	—	—	37,462	—	—	37,462
Others	658	90	8,731	(4)	—	9,475
Total deferred tax assets	39,325	23,187	54,706	(4)	—	117,214

Deferred tax liabilities
Convertible debenture	(10,905)	—	(36,597)	—	413	(47,089)
Marketable securities	(3,799)	—	(20,145)	17,803	—	(6,141)
Investment in associates	(10,313)	—	5,384	520	—	(4,409)
Derivatives	(15,529)	—	15,529	—	—	—
Intangible assets	(44,433)	(93,201)	8,072	—	—	(129,562)
Property, plant and equipment	(1,737)	—	1,737	—	—	—
Inventory	(4,973)	(8,456)	1,818	—	—	(11,611)
Biological assets	(3,041)	—	(7,247)	—	—	(10,288)
Total deferred tax liabilities	(94,730)	(101,657)	(31,449)	18,323	413	(209,100)

Net deferred tax liabilities	(55,405)	(78,470)	23,257	18,319	413	(91,886)

	As of June 30, 2017	Deferred tax assets (liabilities) assumed from acquisition	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	As of June 30, 2018
	$	$	$	$	$	$
Deferred tax assets
Non-capital losses	5,984	10,207	13,995	—	—	30,186
Finance costs	3,520	1,076	759	—	2,533	7,888
Investment tax credit	75	381	137	—	—	593
Others	—	—	658	—	—	658
Total deferred tax assets	9,579	11,664	15,549	—	2,533	39,325

Deferred tax liabilities
Convertible debenture	(4,171)	—	348	—	(7,082)	(10,905)
Marketable securities	97	—	(3,841)	(55)	—	(3,799)
Investment in associates	(885)	(18)	(3,540)	—	(5,870)	(10,313)
Derivatives	44	—	(15,573)	—	—	(15,529)
Intangible assets	(7,743)	(36,360)	(330)	—	—	(44,433)
Property, plant and equipment	(97)	(4,637)	2,997	—	—	(1,737)
Inventory	(1,672)	(2,877)	(424)	—	—	(4,973)
Biological assets	(1,089)	(324)	(1,628)	—	—	(3,041)
Total deferred tax liabilities	(15,516)	(44,216)	(21,991)	(55)	(12,952)	(94,730)

Net deferred tax liabilities	(5,937)	(32,552)	(6,442)	(55)	(10,419)	(55,405)

Deferred Tax Assets Not Recognized
Deferred tax assets have not been recognized with respect to the following deductible temporary differences:

	2019	2018
	$	$
Non-capital losses carried forward	85,484	8,563
Investment in associates	87,704	—
	173,188	8,563